Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Nicholas II, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas II, Inc. - Class I
Accumulated Value	$ 100,000	$ 106,442	$ 126,685	$ 148,354	$ 163,142	$ 175,944	$ 229,185	$ 186,756	$ 212,580	$ 258,370	$ 258,198
Nicholas II, Inc. | Class N
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas II, Inc. - Class N
Accumulated Value	10,000	10,606	12,580	14,686	16,088	17,302	22,466	18,253	20,716	25,103	$ 25,004
Nicholas II, Inc. | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	100,000	114,964	136,470	160,461	165,143	189,916	250,453	206,305	248,517	335,979	$ 394,470
Nicholas II, Inc. | Class N | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	10,000	11,496	13,647	16,046	16,514	18,992	25,045	20,630	24,852	33,598	$ 39,447
Nicholas II, Inc. | Class I | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index
Accumulated Value	100,000	114,249	131,756	150,176	154,960	162,014	223,754	180,359	204,610	264,619	$ 294,011
Nicholas II, Inc. | Class I | Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	100,000	111,241	131,064	158,721	166,980	205,772	268,431	189,248	222,303	287,515	$ 350,836
Nicholas II, Inc. | Class N | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index
Accumulated Value	10,000	11,425	13,176	15,018	15,496	16,201	22,375	18,036	20,461	26,462	$ 29,401
Nicholas II, Inc. | Class N | Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 10,000	$ 11,124	$ 13,106	$ 15,872	$ 16,698	$ 20,577	$ 26,843	$ 18,925	$ 22,230	$ 28,751	$ 35,084